Finance income and finance costs	6 Months Ended
Jun. 30, 2026
Disclosure Of Finance Income [Abstract]
Finance income and finance costs	Finance income and finance costs
Finance income earned for the six months ended 30 June 2026 and 2025 are as follows:

	30 June
	2026	2025
Changes in the fair value of derivatives (see Note 20)	15,312	147,221
Interest income from cash and cash equivalents	1,360	1,212
Gain on lease termination	—	765
Other interest income	331	49
	17,003	149,247
Finance costs incurred for the six months ended 30 June 2026 and 2025 are as follows:

	30 June
	2026	2025
Interest on debt and borrowings	(69,730)	(65,012)
Interest on lease liabilities (see Note 10)	(5,059)	(4,062)
Amortization of deferred debt issue costs	(7,041)	(3,116)
	(81,830)	(72,190)